Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Nov. 04, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

(the "Fund")

Supplement dated May 19, 2020

to the Fund's Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class

W shares Prospectus and Class P3 shares Prospectus, each dated November 4,

2019 (each a "Prospectus" and collectively the "Prospectuses")

On May 14, 2020, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies.

Effective immediately, the Fund's Prospectuses are revised as follows:

1.     The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of issuers included in the Standard & Poor's 100 Index ("Index"). The Index, a subset of the S&P 500® Index, is weighted by float-adjusted market capitalization and generally consists of the largest and most stable companies of the S&P 500® Index that have listed options. Sector balance is also considered in the selection of companies for the Index. The Index is composed of 100 constituent companies. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of June 30, 2019 ranged from $33.9 billion to $1 trillion.

Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities.

The Fund may also invest in derivatives, including, but not limited to, futures. The Fund typically uses derivatives to substitute for taking a position in the underlying asset.

The Fund may also invest in real estate-related securities, including real estate investment trusts.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Under normal market conditions, the Index securities are equally weighted in the Fund's investment portfolio at the beginning of each calendar quarter, meaning that the securities of an Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities.

If a security is underperforming the S&P 500® Index and the S&P 500® Index is positive on an intra- quarter basis, the security will typically be sold when it declines by 30% or more irrespective of the percentage difference versus the S&P 500® Index. If a security is underperforming the S&P 500® Index and the S&P 500® Index is negative on an intra-quarter basis, the security will typically be sold when it underperforms the S&P 500® Index by 30 percentage points or more. If a security is outperforming the S&P 500® Index, it will typically be trimmed back to 1% when it outperforms the S&P 500® Index by 50 percentage points or more on an intra-quarter basis.

Under normal market conditions, the Fund's investment portfolio will be rebalanced at the beginning of each calendar quarter to re-align the Fund's holdings to the 1% weightings.

In response to adverse market, economic, political or other unusual conditions, the Fund's investment adviser may determine not to sell certain securities if the value of those securities decline more than 30 percentage points relative to the S&P 500® Index overall, based on the circumstances.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

2.     The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

Voya Corporate Leaders(R) 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

(the "Fund")

Supplement dated May 19, 2020

to the Fund's Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class

W shares Prospectus and Class P3 shares Prospectus, each dated November 4,

2019 (each a "Prospectus" and collectively the "Prospectuses")

On May 14, 2020, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies.

Effective immediately, the Fund's Prospectuses are revised as follows:

1.     The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of issuers included in the Standard & Poor's 100 Index ("Index"). The Index, a subset of the S&P 500® Index, is weighted by float-adjusted market capitalization and generally consists of the largest and most stable companies of the S&P 500® Index that have listed options. Sector balance is also considered in the selection of companies for the Index. The Index is composed of 100 constituent companies. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of June 30, 2019 ranged from $33.9 billion to $1 trillion.

Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities.

The Fund may also invest in derivatives, including, but not limited to, futures. The Fund typically uses derivatives to substitute for taking a position in the underlying asset.

The Fund may also invest in real estate-related securities, including real estate investment trusts.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Under normal market conditions, the Index securities are equally weighted in the Fund's investment portfolio at the beginning of each calendar quarter, meaning that the securities of an Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities.

If a security is underperforming the S&P 500® Index and the S&P 500® Index is positive on an intra- quarter basis, the security will typically be sold when it declines by 30% or more irrespective of the percentage difference versus the S&P 500® Index. If a security is underperforming the S&P 500® Index and the S&P 500® Index is negative on an intra-quarter basis, the security will typically be sold when it underperforms the S&P 500® Index by 30 percentage points or more. If a security is outperforming the S&P 500® Index, it will typically be trimmed back to 1% when it outperforms the S&P 500® Index by 50 percentage points or more on an intra-quarter basis.

Under normal market conditions, the Fund's investment portfolio will be rebalanced at the beginning of each calendar quarter to re-align the Fund's holdings to the 1% weightings.

In response to adverse market, economic, political or other unusual conditions, the Fund's investment adviser may determine not to sell certain securities if the value of those securities decline more than 30 percentage points relative to the S&P 500® Index overall, based on the circumstances.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

2.     The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.